Organization and Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	May 31, 2018	Nov. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Going Concern

The Company has not generated revenues and has recognized net operating losses since its inception. The Company also has a negative working capital and accumulated deficit at May 31, 2018. These factors among others raise substantial doubt about going concern. Furthermore, the as discussed above, the Company will not continue as a going concern in the event of a merger. The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. The Company’s ability to continue as a going concern and the appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusions. Management plans to raise additional shareholder contributions in order to fund its operations. However, there can be no assurance that the Company will be able to raise sufficient capital to continue with operations.

Going Concern

The Company has not generated revenues and has recognized net operating losses since its inception. The Company also has a negative working capital and accumulated deficit at November 30, 2017. These factors among others raise substantial doubt about going concern. The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. The Company’s ability to continue as a going concern and the appropriateness of using the going concern basis is dependent upon, among other things, additional cash infusions. Management plans to raise additional shareholder contributions in order to fund its operations. However, there can be no assurance that the Company will be able to raise sufficient capital to continue with operations.

Cash and Cash Equivalents	Cash and Cash Equivalents For the purpose of the statement of cash flows, the Company considers cash equivalents to include cash and investments with an original maturity of three months or less.	Cash and Cash Equivalents For the purpose of the statement of cash flows, the Company considers cash equivalents to include cash and investments with an original maturity of three months or less.
Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method in accordance with FASB ASC 740, Income Taxes. Under this standard, deferred income tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. Deferred income tax assets are reduced by a valuation allowance when the Company is unable to make the determination that it is more likely than not that some portion or all of the deferred income tax asset will be realized. The Company’s policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the three and six months ended May 31, 2018 and 2017. The company files income tax returns with the Internal Revenue Service (“IRS”) and various state jurisdictions. For jurisdictions in which tax filings are prepared, the Company is subject to income tax examinations by state tax authorities and the IRS for tax years through 2012.

Income Taxes

The Company accounts for income taxes under the liability method in accordance with FASB ASC 740, Income Taxes. Under this standard, deferred income tax liabilities and assets are determined based on the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates expected to be in effect for the year in which the differences are expected to reverse. Deferred income tax assets are reduced by a valuation allowance when the Company is unable to make the determination that it is more likely than not that some portion or all of the deferred income tax asset will be realized. The Company’s policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the years ended November 30, 2017 and 2016. The company files income tax returns with the Internal Revenue Service (“IRS”) and various state jurisdictions. For jurisdictions in which tax filings are prepared, the Company is subject to income tax examinations by state tax authorities and the IRS for tax years through 2017.

Deferred Taxes

Deferred Taxes

As of May 31, 2018, total deferred income tax assets consist principally of net operating loss carry forwards in amounts still to be determined. For financial reporting purposes, a valuation allowance has been recognized in an amount equal to such deferred income tax assets due to the uncertainty surrounding their ultimate realization. If not utilize, the net operating loss carryover is due to expire in 2030.

Deferred Taxes

As of November 30, 2017, total deferred income tax assets consist principally of net operating loss carry forwards in amounts still to be determined. For financial reporting purposes, a valuation allowance has been recognized in an amount equal to such deferred income tax assets due to the uncertainty surrounding their ultimate realization. If not utilize, the net operating loss carryover is due to expire in 2030.

Earnings (Loss) Per Share

Earnings (Loss) per Share

Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

Earnings (Loss) per Share

Basic earnings per share are computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Common equivalent shares are excluded from the computation if their effect is anti-dilutive.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures Management uses its knowledge of its business in making estimates. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures Management uses its knowledge of its business in making estimates. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments	Fair Value of Financial Instruments Carrying amounts reported in the balance sheet of accounts payable approximate fair value due to their short maturity.	Fair Value of Financial Instruments Carrying amounts reported in the balance sheet of accounts payable approximate fair value due to their short maturity.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Management has assessed the recently issued accounting pronouncements and has determined that none of these pronouncements have an impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

Management has assessed the recently issued accounting pronouncements and has determined that none of these pronouncements have an impact on the Company’s financial statements.